Warrants (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants [Abstract]
Schedule of Black Scholes Option Valuation Model	The factors considered in the Black Scholes option valuation model are as below:
	Rhove acquisition	Follow-on
Underlying stock price	$10	$4
Exercise price	$10	$5
Volatility	76.60%	90.00%
Risk free interest rate	3.69%	4.43%
Maturity	2 years	5 years
The factors considered in the Black Scholes option valuation model are as below:
	Rhove acquisition	Follow-on
Underlying stock price	$10	$4
Exercise price	$10	$5
Volatility	76.60%	90.00%
Risk free interest rate	3.69%	4.43%
Maturity	2 years	5 years

Schedule of Warrant Activity	Warrant activity for the period ended March 31, 2024 follows:
	Warrants	Weighted Average	Average Remaining Contractual
	Outstanding	Exercise Price	Life (Years)
Warrants outstanding on April 30, 2022	—	$—	0.00
Warrant activity	—	—	—
Warrants outstanding on April 30, 2023	0.00	$0.00	0.00
Warrants Issued on October 23, 2023	1,700,884	371.90	4.56
Warrants Issued on November 21, 2023	1,600,000	5.00	4.64
Warrants outstanding on March 31, 2024	3,300,884	$194.06	4.60
Warrant activity during the eight months ended December 31, 2023 follows:
	Warrants	Weighted Average	Average Remaining Contractual
	Outstanding	Exercise Price	Life (Years)
Warrants outstanding on April 30, 2022	—	$—	0.00
Warrant activity	—	—	—
Warrants outstanding on April 30, 2023	0.00	$0.00	0.00
Warrants Issued on October 23, 2023	1,700,884	371.90	4.81
Warrants Issued on November 21, 2023	1,600,000	5.00	4.89
Warrants outstanding on December 31, 2023	3,300,884	194.06	4.85